Preferred stock (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Stockholders Equity

The following table shows the changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2015, 2016 and 2017:

Class of stock	Issued at March 31, 2014	Net change	Issued at March 31, 2015	Net change	Issued at March 31, 2016	Net change	Issued at March 31, 2017
	(number of shares)
Eleventh series class XI preferred stock (Note)	914,752,000	—	914,752,000	—	914,752,000	(914,752,000)	—

Total	914,752,000	—	914,752,000	—	914,752,000	(914,752,000)	—

Class of stock	Aggregate amount at March 31, 2014	Net change	Aggregate amount at March 31, 2015	Net change	Aggregate amount at March 31, 2016	Net change	Aggregate amount at March 31, 2017
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	914,752	—	914,752	—	914,752	(914,752)	—

Total	914,752	—	914,752	—	914,752	(914,752)	—

Note:	In July 2016, all shares of the eleventh series class XI preferred stock were converted into common stock and cancelled.

Common Stock
Schedule of Stock by Class

The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2015, 2016 and 2017:

	2015	2016	2017
	(shares)
Balance at beginning of fiscal year	24,263,885,187	24,621,897,967	25,030,525,657
Issuance of new shares of common stock due to conversion of Eleventh series class XI preferred stock	351,822,780	403,667,690	349,677,288
Issuance of new shares of common stock due to exercise of stock acquisition rights	6,190,000	4,960,000	6,105,000

Balance at end of fiscal year	24,621,897,967	25,030,525,657	25,386,307,945

Preferred stock
Schedule of Stock by Class

The composition of preferred stock at March 31, 2015, 2016 and 2017 is as follows:

2015	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (1)	914,752	914,752,000	914,752,000	701,631,100	1,000	Yes
First series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
First series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—

Total	914,752	4,214,752,000	914,752,000	701,631,100

2016	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (1)	914,752	914,752,000	914,752,000	815,828,400	1,000	Yes
First series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
First series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—

Total	914,752	4,214,752,000	914,752,000	815,828,400

2017	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Class XI preferred stock	—	914,752,000	—	—	—	—
First series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
First series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—

Total	—	4,214,752,000	—	—

Notes:

(1)	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.
(2)	The total number of authorized shares from first to fourth series class XIV preferred stock shall not exceed 900,000,000.
(3)	The total number of authorized shares from first to fourth series class XV preferred stock shall not exceed 900,000,000.
(4)	The total number of authorized shares from first to fourth series class XVI preferred stock shall not exceed 1,500,000,000.